Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss per share attributable to Common Stockholders – diluted	$ (1.27)	$ (429.98)	$ (13.48)	$ (1,003.10)	$ (902.19)	[1]	$ (340.75)	[1]

[1]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.